Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Debt securities	£ 98,867	£ 75,796
Repurchase agreements and other similar secured borrowing	28,352	14,174
Other financial liabilities	6,301	4,969
Financial liabilities designated at fair value	250,960	249,765
Cumulative own credit net loss recognised	960	954
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	61,946	57,650
Deposits	29,673	22,107
Repurchase agreements and other similar secured borrowing	168,129	177,389
Other financial liabilities	7	251
Financial liabilities designated at fair value	259,755	257,397
Fair value
Disclosure of financial liabilities [line items]
Debt securities	53,647	50,437
Deposits	29,246	21,706
Repurchase agreements and other similar secured borrowing	168,060	177,371
Other financial liabilities	7	251
Financial liabilities designated at fair value	£ 250,960	£ 249,765